UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22212

CALVERT SAGE FUND
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Third quarter ended June 30, 2014

Item 1. Schedule of Investments.

CALVERT LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2014

EQUITY SECURITIES - 97.4%	SHARES	VALUE
Banks - 9.3%
Bank of America Corp.	205,892	$3,164,560
BB&T Corp.	74,100	2,921,763
Citigroup, Inc.	65,300	3,075,630
JPMorgan Chase & Co.	11,300	651,106
The PNC Financial Services Group, Inc.	25,800	2,297,490
		12,110,549

Beverages - 1.4%
PepsiCo, Inc.	19,700	1,759,998

Capital Markets - 5.1%
Goldman Sachs Group, Inc.	19,713	3,300,745
Morgan Stanley	101,500	3,281,495
		6,582,240

Chemicals - 3.9%
Dow Chemical Co.	54,700	2,814,862
E. I. du Pont de Nemours & Co.	35,000	2,290,400
		5,105,262

Commercial Services & Supplies - 2.1%
Tyco International Ltd.	59,425	2,709,780

Communications Equipment - 2.2%
Cisco Systems, Inc.	117,000	2,907,450

Consumer Finance - 2.5%
Capital One Financial Corp.	38,700	3,196,620

Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc., Class B*	23,400	2,961,504

Diversified Telecommunication Services - 4.0%
AT&T, Inc.	67,590	2,389,982
BCE, Inc.	60,800	2,757,888
		5,147,870

Electric Utilities - 2.4%
FirstEnergy Corp.	88,500	3,072,720

Electrical Equipment - 2.5%
Eaton Corp. plc	42,500	3,280,150

Food & Staples Retailing - 2.0%
CVS Caremark Corp.	34,200	2,577,654

Food Products - 1.8%
Unilever NV, NY Shares	54,700	2,393,672

Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	40,000	1,636,000
Covidien plc	21,525	1,941,124
		3,577,124

Health Care Providers & Services - 1.9%
Quest Diagnostics, Inc.	42,900	2,517,801

Household Products - 2.5%
The Procter & Gamble Co.	41,100	3,230,049

Industrial Conglomerates - 3.1%
General Electric Co.	150,600	3,957,768

Insurance - 4.2%
American International Group, Inc.	39,200	2,139,536
MetLife, Inc.	60,500	3,361,380
		5,500,916

Internet Software & Services - 4.8%
eBay, Inc.*	59,100	2,958,546
Google, Inc.:
Class A*	2,200	1,286,274
Class C*	3,400	1,955,952
		6,200,772

IT Services - 1.0%
International Business Machines Corp.	7,200	1,305,144

Media - 7.4%
AMC Networks, Inc.*	25,300	1,555,697
Comcast Corp.	59,400	3,188,592
DIRECTV*	14,200	1,207,142
Time Warner, Inc.	48,907	3,435,717
Time, Inc.*	6,113	148,066
		9,535,214

Multiline Retail - 2.1%
Target Corp.	46,300	2,683,085

Oil, Gas & Consumable Fuels - 14.6%
BP plc (ADR)	40,500	2,136,375
Devon Energy Corp.	34,200	2,715,480
Exxon Mobil Corp.	12,200	1,228,296
Marathon Oil Corp.	79,400	3,169,648
Occidental Petroleum Corp.	30,500	3,130,215
Phillips 66 Co.	14,327	1,152,321
Royal Dutch Shell plc (ADR)	36,500	3,006,505
Southwestern Energy Co.*	51,600	2,347,284
		18,886,124

Pharmaceuticals - 8.2%
Merck & Co., Inc.	38,100	2,204,085
Pfizer, Inc.	107,868	3,201,522
Sanofi SA (ADR)	53,800	2,860,546
Zoetis, Inc.	72,230	2,330,862
		10,597,015

Road & Rail - 1.7%
Union Pacific Corp.	21,800	2,174,550

Software - 1.6%
Microsoft Corp.	49,201	2,051,682

Total Equity Securities (Cost $104,136,707)		126,022,713

TIME DEPOSIT - 4.4%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 7/1/14	$5,771,147	5,771,147

Total Time Deposit (Cost $5,771,147)		5,771,147

TOTAL INVESTMENTS (Cost $109,907,854) - 101.8%		131,793,860
Other assets and liabilities, net - (1.8%)		(2,354,532)
NET ASSETS - 100%		$129,439,328

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2014

EQUITY SECURITIES - 97.7%	SHARES	VALUE
Air Freight & Logistics - 1.8%
United Parcel Service, Inc., Class B	5,000	$513,300

Banks - 13.2%
Bank of America Corp., Preferred	430	501,810
BB&T Corp.	7,700	303,611
JPMorgan Chase & Co.	12,600	726,012
The PNC Financial Services Group, Inc.	6,700	596,635
Umpqua Holdings Corp.	17,000	304,640
Wells Fargo & Co.:
Common	17,000	893,520
Preferred	420	509,880
		3,836,108

Beverages - 2.7%
Anheuser-Busch InBev NV (ADR)	3,000	344,820
PepsiCo, Inc.	5,000	446,700
		791,520

Capital Markets - 2.0%
Goldman Sachs Group, Inc.	1,700	284,648
Morgan Stanley Capital Trust VIII, Preferred	11,300	284,986
		569,634

Chemicals - 4.0%
Dow Chemical Co.	14,500	746,170
E. I. du Pont de Nemours & Co.	6,500	425,360
		1,171,530

Commercial Services & Supplies - 2.3%
Waste Management, Inc.	14,700	657,531

Communications Equipment - 1.8%
Cisco Systems, Inc.	20,800	516,880

Consumer Finance - 1.5%
Discover Financial Services, Preferred	17,800	446,780

Diversified Telecommunication Services - 6.3%
AT&T, Inc.	24,900	880,464
BCE, Inc.	11,300	512,568
Verizon Communications, Inc.	8,800	430,584
		1,823,616

Electric Utilities - 4.1%
Edison International	10,500	610,155
FirstEnergy Corp.	17,000	590,240
		1,200,395

Electrical Equipment - 2.1%
Eaton Corp. plc	7,800	602,004

Food Products - 5.1%
ConAgra Foods, Inc.	15,200	451,136
General Mills, Inc.	5,700	299,478
Unilever NV, NY Shares	16,500	722,040
		1,472,654

Health Care Providers & Services - 1.0%
Quest Diagnostics, Inc.	5,100	299,319

Hotels, Restaurants & Leisure - 1.2%
Darden Restaurants, Inc.	7,800	360,906

Household Products - 3.0%
The Procter & Gamble Co.	11,100	872,349

Industrial Conglomerates - 3.0%
General Electric Co.	33,000	867,240

Insurance - 3.2%
MetLife, Inc.:
Common	12,900	716,724
Preferred	8,000	204,320
		921,044

Leisure Products - 1.0%
Hasbro, Inc.	5,700	302,385

Media - 2.0%
Comcast Corp.	5,600	300,608
Time Warner, Inc.	4,200	295,050
Time, Inc.*	1	12
		595,670

Multiline Retail - 3.0%
Target Corp.	15,000	869,250

Oil, Gas & Consumable Fuels - 14.7%
BP plc (ADR)	12,400	654,100
ConocoPhillips	10,400	891,592
Marathon Oil Corp.	7,400	295,408
Occidental Petroleum Corp.	7,900	810,777
Royal Dutch Shell plc (ADR)	11,100	914,307
Statoil ASA (ADR)	23,400	721,422
		4,287,606

Pharmaceuticals - 10.8%
GlaxoSmithKline plc (ADR)	15,100	807,548
Johnson & Johnson	6,900	721,878
Merck & Co., Inc.	12,600	728,910
Pfizer, Inc.	29,633	879,507
		3,137,843

Road & Rail - 2.0%
Norfolk Southern Corp.	5,700	587,271

Software - 2.5%
Microsoft Corp.	17,400	725,580

Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	4,800	446,064
Seagate Technology plc	9,500	539,790
		985,854

Total Equity Securities (Cost $25,534,235)		28,414,269

TIME DEPOSIT - 2.3%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 7/1/14	$660,143	660,143

Total Time Deposit (Cost $660,143)		660,143

TOTAL INVESTMENTS (Cost $26,194,378) - 100.0%		29,074,412
Other assets and liabilities, net - 0.0%		(6,934)
NET ASSETS - 100%		$29,067,478

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

Note A — Significant Accounting Policies

General:   The Calvert SAGE Fund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund operates as a series fund with two separate portfolios: Large Cap Value and Equity Income. The operations of each series are accounted for separately.  Each Fund offers three separate classes of shares - Classes A, C, and Y.  Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares.  Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees ("the Board") to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event that there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy.  Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At June 30, 2014, no securities were fair valued in good faith under the direction of the Board.

The following tables summarize the market value of the Fund’s holdings as of June 30, 2014, based on the inputs used to value them:

Large Cap Value	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$126,022,713	-	-	$126,022,713
Other debt obligations	-	$5,771,147	-	5,771,147
TOTAL	$126,022,713	$5,771,147	-	$131,793,860

* For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

Equity Income	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$28,414,269	-	-	$28,414,269
Other debt obligations	-	$660,143	-	660,143
TOTAL	$28,414,269	$660,143	-	$29,074,412

* For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date, or in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid quarterly by Equity Income and annually by Large Cap Value.  Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund. The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Note B — Tax Information

The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at June 30, 2014 and the capital loss carryforwards as of September 30, 2013, with expiration dates:

	Large Cap Value	Equity Income
Federal income tax cost of investments	$110,075,342	$26,194,515
Unrealized appreciation	$21,806,558	$2,969,230
Unrealized depreciation	(88,040)	(89,333)
Net unrealized appreciation/ (depreciation)	$21,718,518	$2,879,897

Capital Loss Carryforwards

Expiration Date	Large Cap Value	Equity Income
30-Sep-18	($8,823,703)	-

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Losses incurred in pre-enactment taxable years can be utilized until expiration.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 14a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SAGE FUND

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President – Principal Executive Officer

Date:    August 28, 2014

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President – Principal Executive Officer

Date:    August 28, 2014

            /s/ Michael V. Yuhas, Jr.
            Michael V. Yuhas, Jr.
            Assistant Treasurer -- Principal Financial Officer

Date:    August 28, 2014